A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	BUSINESS DEVELOPMENT COMPANIES — 22.2%
32,600	Ares Capital Corp.	$584,518
44,700	Owl Rock Capital Corp.	551,151
73,470	PennantPark Investment Corp.	454,045
	TOTAL BUSINESS DEVELOPMENT COMPANIES
	(Cost $1,774,163)	1,589,714
	CLOSED-END FUNDS — 4.9%
29,882	Eagle Point Credit Co., Inc.	352,010
3	OFS Credit Co., Inc.	27
	TOTAL CLOSED-END FUNDS
	(Cost $415,171)	352,037

Principal Amount
	CORPORATE NOTES — 5.5%
$395,000	A3 FBF, LLC 15.000%, 4/29/2023[1,2,3]	395,000
	TOTAL CORPORATE NOTES
	(Cost $395,000)	395,000

Number of Shares
	EXCHANGE-TRADED FUNDS — 3.5%
7,300	Alerian MLP ETF	251,485
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $247,910)	251,485
	PREFERRED STOCKS — 5.9%
	FINANCIAL — 5.9%
10,100	Oxford Lane Capital Corp. 6.250%, 2/28/2027 (Callable 2/28/2023)[4]	241,693
8,975	U.S. Bancorp 4.500% (Callable 4/15/2027)[4,5]	181,833
		423,526
	TOTAL PREFERRED STOCKS
	(Cost $433,675)	423,526

Principal Amount
	PROMISSORY NOTES — 0.6%
$41,136	DSC Trading, LLC 11.00%, 7/31/2023[1,2,3,6]	41,136
	TOTAL PROMISSORY NOTES
	(Cost $41,136)	41,136

Number of Shares
REAL ESTATE INVESTMENT TRUSTS — 6.2%
19,700	Ares Commercial Real Estate Corp.	240,931

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
16,700	Ready Capital Corp.	$199,064
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $544,564)	439,995

Principal Amount
	U.S. GOVERNMENT AND AGENCIES — 21.3%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.3%
	Government National Mortgage Association
$1,235,833	1.901%, 11/20/2067 (Callable 12/20/2031)[4,6,7]	67,935
1,180,887	2.183%, 1/20/2068 (Callable 4/20/2032)[4,6,7]	89,054
421,617	2.153%, 10/20/2067 (Callable 5/20/2028)[4,6,7]	35,815
2,076,607	0.449%, 9/20/2069 [4,6,7,8]	95,732
2,096,406	0.826%, 7/20/2069 [4,6,7,8]	57,358
970,586	1.804%, 10/20/2066 (Callable 1/20/2030)[4,6,7]	43,498
718,407	2.685%, 4/20/2066 (Callable 6/20/2028)[4,6,7]	36,919
1,090,075	1.161%, 8/20/2063 (Callable 6/20/2034)[4,6,7]	27,363
612,880	1.680%, 4/20/2065 (Callable 6/20/2030)[4,6,7]	21,696
485,763	2.377%, 1/20/2067 (Callable 8/20/2031)[4,6,7]	25,862
1,318,354	1.873%, 10/20/2066 (Callable 1/20/2031)[4,6,7]	59,987
357,843	1.867%, 7/20/2065 (Callable 1/20/2031)[4,6,7]	21,844
819,433	1.923%, 9/20/2065 (Callable 6/20/2030)[4,6,7]	47,691
614,306	1.619%, 9/20/2065 (Callable 1/20/2032)[4,6,7]	27,272
883,756	1.623%, 4/20/2067 (Callable 6/20/2030)[4,6,7]	39,575
1,395,115	2.039%, 8/20/2067 (Callable 2/20/2032)[4,6,7]	47,968
1,360,838	1.478%, 5/20/2064 (Callable 10/20/2033)[4,6,7]	64,364
886,020	2.718%, 6/20/2066 (Callable 8/20/2030)[4,6,7]	40,501
1,790,990	1.938%, 2/20/2068 (Callable 2/20/2033)[4,6,7]	104,385
401,069	1.769%, 10/20/2062 (Callable 3/20/2031)[4,6,7]	16,379
582,842	2.213%, 8/20/2067 (Callable 2/20/2032)[4,6,7]	32,657
1,130,934	1.542%, 10/20/2064 (Callable 10/20/2033)[4,6,7]	45,036
2,204,005	2.175%, 6/20/2069 (Callable 12/20/2033)[4,6,7]	80,226
2,163,090	1.650%, 5/20/2063 (Callable 10/20/2030)[4,6,7]	86,767
1,442,043	1.312%, 6/20/2063 (Callable 3/20/2028)[4,6,7]	61,838
1,397,184	1.640%, 9/20/2066 (Callable 7/20/2030)[4,6,7]	62,004
1,637,533	0.562%, 11/20/2069 [4,6,7,8]	73,525
1,309,271	2.193%, 10/20/2067 (Callable 3/20/2031)[4,6,7]	88,757
612,255	1.709%, 3/20/2068 (Callable 12/20/2036)[4,6,7]	23,025
		1,525,033
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,951,002)	1,525,033

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 27.0%
1,929,499	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.19%[9]	1,929,499
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,929,499)	1,929,499
	TOTAL INVESTMENTS — 97.1%
	(Cost $8,732,120)	6,947,425
	Other Assets In Excess Of Liabilities — 2.9%	204,484
	TOTAL NET ASSETS — 100.0%	$7,151,909

LLC – Limited Liability Company
ETF – Exchange-Traded Fund

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $436,136, which represents 6.1% of total net assets of the Fund.
[2]	The maturity date listed is an estimate of the anticipated timing of full repayment.
[3]	Restricted security. The total value of these securities is $436,136, which represents 6.1% of total net assets of the Fund.
[4]	Callable.
[5]	Perpetual security. Date shown is next call date.
[6]	Variable rate security. Rate shown is the rate in effect as of period end.
[7]	Interest-only security.
[8]	Call date not available.
[9]	The rate is the annualized seven-day yield at period end.